Reconciliation of Business Combination to Consolidated Statement of Cash Flows (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Total	$ 34,340,225
Big Cypress Acquisition Corp [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash – BCYP trust and cash, net of redemptions	22,535,723
Plus: restricted cash – Forward Share Purchase Agreement	13,098,599
Less: cash transaction costs allocated to the Company's equity	(1,294,097)
Total	$ 34,340,225